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Holland & Knight LLP | www.hklaw.com

August 28, 2017

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Griffin Institutional Access Credit Fund, File No. 333-211845

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund named above does not differ from those contained  the Trust's Registration Statement on Form N-2.  The Registration Statement was filed with the U.S. Securities and Exchange Commission electronically on August 11, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

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